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Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004



April 25, 2005


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street NW
Judiciary Plaza
Washington, DC  20549

Re:     Rydex Variable Trust
        FILE NOS. 333-57017 AND 811-08821

Ladies and Gentlemen:

On behalf of Rydex Variable Trust (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectuses and Statements of Additional Information dated May 1, 2005, do not differ from those contained in the Trust's Post-Effective Amendment No. 18 which was filed with the Commission via EDGAR, accession number 0001047469-05-011085, on April 22, 2005.

Please do no hesitate to contact me at (202) 739-5856 should you have any questions or comments concerning this filing.

Sincerely,

/s/ John M. Ford

John M. Ford